Income Taxes	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Income Taxes
Income taxes
The provision for taxes on income for the years ended December 31 consists of the following:

	2013	2012		2011
Pretax income
Domestic	$217,305	$202,594		$208,588
Foreign	87,264	84,480		75,818
Total pretax income	$304,569	$287,074	—	$284,406
Current
Federal	$32,691	$57,424		$27,920
State	2,207	5,891		5,910
Foreign	25,089	22,123		34,794
Total current	$59,987	$85,438		$68,624
Deferred
Federal	$33,937	$13,552		$34,992
State	4,080	6,303		6,249
Foreign	(1,801)	(1,534)		(31,442)
Total deferred	$36,216	$18,321		$9,799
Total taxes	$96,203	$103,759		$78,423

Deferred tax liabilities/(assets) are comprised of the following at December 31:

	2013	2012
Depreciation	$117,752	$109,973
Intangibles	161,707	156,859
Gross deferred tax liabilities	$279,459	$266,832
Retiree health benefits	$(7,468)	$(6,661)
Foreign loss carryforwards	(83,033)	(89,115)
U.S. Federal loss carryforwards	(19,553)	(26,967)
Capital loss carryforwards	(3,053)	(3,769)
Employee benefits	(120,551)	(215,907)
Accrued liabilities and other	(79,574)	(83,336)
Gross deferred tax assets	$(313,232)	$(425,755)
Valuation allowance on deferred tax assets	$60,856	$61,563
Total deferred taxes, net	$27,083	$(97,360)

Federal operating loss carryforwards of approximately $55,800 remain from the Tegrant acquisition. The use of these losses is limited by U.S. tax law, but it is expected that these losses will be fully utilized prior to their expiration. These carryforwards expire at various times between 2023 and 2031, depending on the year incurred. The Company does not have any other U.S. federal operating loss carryforwards. Foreign subsidiary loss carryforwards of approximately $335,000 remain at December 31, 2013. Their use is limited to future taxable earnings of the respective foreign subsidiaries. Approximately $246,000 of these loss carryforwards do not have an expiration date. Of the remaining foreign subsidiary loss carryforwards, approximately $32,000 expire within the next five years and approximately $57,000 expire between 2019 and 2033. Approximately $13,900 of state loss carryforwards and $15,300 of state credit carryforwards remain at December 31, 2013. These state loss and credit carryforwards are limited to future taxable earnings of the respective legal entity and expire between 2014 and 2028.

A reconciliation of the U.S. federal statutory tax rate to the actual consolidated tax expense is as follows:

	2013		2012		2011
Statutory tax rate	$106,599	35.0%	$100,476	35.0%	$99,542	35.0%
State income taxes, net of federal tax benefit	6,146	2.0	4,444	1.5%	6,370	2.2%
Valuation allowance	(747)	(0.2)	5,201	1.8%	(20,533)	(7.2)%
Tax examinations including change in reserve for uncertain tax positions	(1,421)	(0.5)	424	0.1%	6,313	2.2%
Change in estimates related to prior years	(672)	(0.2)	(2,111)	(0.7)%	(1,006)	(0.4)%
Foreign earnings taxed at other than U.S. rates	(6,639)	(2.1)	(8,224)	(2.9)%	(9,730)	(3.4)%
U.S. taxes on dividends from foreign subsidiaries	—	—	11,744	4.1%	—	—%
Effect of tax rate changes enacted during the year	(915)	(0.3)	(1,399)	(0.5)%	(952)	(0.3)%
Deduction related to qualified production activities	(3,819)	(1.3)	(4,325)	(1.5)%	(2,860)	(1.0)%
Other, net	(2,329)	(0.8)	(2,471)	(0.8)%	1,279	0.4%
Total taxes	$96,203	31.6%	$103,759	36.1%	$78,423	27.5%

The change in “Tax examinations including change in reserve for uncertain tax positions” is shown net of associated deferred taxes and accrued interest. Included in the change are net increases of approximately $4,500, $4,300 and $9,800 for uncertain items arising in 2013, 2012 and 2011, respectively. Also included are adjustments related to prior year items, primarily decreases related to lapses of statutes of limitations in international, federal and state jurisdictions as well as overall changes in facts and judgment. These adjustments decreased the reserve by a total of approximately $(5,400), $(3,800) and $(3,500) in 2013, 2012 and 2011, respectively.
In many of the countries in which the Company operates, earnings are taxed at rates lower than in the U.S. This benefit is reflected in “Foreign earnings taxed at other than U.S. rates” along with other items, if any, that impacted taxes on foreign earnings in the periods presented.
The benefits included in “Change in estimates related to prior years” for each of the years presented consist primarily of adjustments to deferred tax assets and liabilities arising from the availability of more accurate estimates.
Included in “Valuation Allowance” in 2011 is a benefit of $24,282 from the release of a valuation allowance against net operating losses in France. Improved operating results and anticipated benefits from planned restructuring actions provided the Company with sufficient evidence to conclude that it was more likely than not that the assets could be recovered.
During 2012, the Company initiated a repatriation of approximately $260,000 of cash from certain foreign subsidiaries and accrued the U.S. tax liability associated with these payments, most of which were a return of capital, at that time. The repatriation was completed in 2013.
Undistributed earnings of international subsidiaries totaled $574,500 at December 31, 2013. Deferred taxes have not been provided on the undistributed earnings, as the Company considers these amounts to be indefinitely reinvested to finance the growth and expansion of its international operations. Computation of the potential deferred tax liability associated with those unremitted earnings deemed to be indefinitely reinvested is not practicable. If such amounts were remitted, loaned to the Company, or the stock in the foreign subsidiaries sold, these earnings could become subject to tax.
Reserve for uncertain tax positions
The following table sets forth the reconciliation of the gross amounts of unrecognized tax benefits at the beginning and ending of the periods indicated:

	2013	2012	2011
Gross Unrecognized Tax Benefits at January 1	$31,300	$32,800	$28,100
Increases in prior years’ unrecognized tax benefits	1,100	4,300	600
Decreases in prior years’ unrecognized tax benefits	(1,800)	(4,200)	(1,600)
Increases in current year's unrecognized tax benefits	4,100	4,300	11,200
Decreases in unrecognized tax benefits from the lapse of statutes of limitations	(5,300)	(4,700)	(4,500)
Settlements	(600)	(1,200)	(1,000)
Gross Unrecognized Tax Benefits at December 31	$28,800	$31,300	$32,800

Of the unrecognized tax benefit balances at December 31, 2013 and December 31, 2012, approximately $22,200 and $23,900, respectively, would have an impact on the effective tax rate if ultimately recognized.
Interest and/or penalties related to income taxes are reported as part of income tax expense. The Company had approximately $4,100 and $4,400 accrued for interest related to uncertain tax positions at December 31, 2013 and December 31, 2012, respectively. Tax expense for the year ended December 31, 2013, includes approximately $300 of interest benefit, which is comprised of an interest benefit of approximately $2,500 related to the expiration of statutes of limitations and other releases and interest expense of $2,200 on unrecognized tax benefits. The amounts listed above for accrued interest and interest expense do not reflect the benefit of a federal tax deduction which would be available if the interest were ultimately paid.
The Company and/or its subsidiaries file federal, state and local income tax returns in the United States and various foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, or non-U.S., income tax examinations by tax authorities for years before 2009. With respect to state and local income taxes, the Company is no longer subject to examination prior to 2008, with few exceptions.
The estimate for the potential outcome of any uncertain tax issue is highly judgmental. The Company believes it has adequately provided for any reasonable foreseeable outcome related to these matters. However, future results may include favorable or unfavorable adjustments to estimated tax liabilities in the period the assessments are made or resolved or when statutes of limitation on potential assessments expire. Additionally, the jurisdictions in which earnings or deductions are realized may differ from current estimates. As a result, the effective tax rate may fluctuate significantly on a quarterly basis.